REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2024
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3 — REVENUE RECOGNITION

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
United States	$5,646	$4,248	$16,162	$14,862
India	428	136	1,137	622
Total	$6,074	$4,384	$17,299	$15,484

The following table summarizes the contract liability activity for the three months ended September 30, 2024 and 2023 (in thousands):

Balance as of December 31, 2022	$643
Recognition of revenue recorded as a contract liability as of December 31, 2022	(643)
Deferred of revenue billed in the current period, net of recognition of revenue	197

Balance as of September 30, 2023	$197

Balance as of December 31, 2023	$1,121
Recognition of revenue recorded as a contract liability as of December 31, 2023	(1,121)
Deferred of revenue billed in the current period, net of recognition of revenue	662

Balance as of September 30, 2024	$662

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Contract Assets

Contract assets consist of work in process for unrecognized revenue. The following table summarizes the contract asset activity for the nine months ended September 30, 2024 (in thousands):

Balance as of December 31, 2023	$344
Recognition of costs to fulfill during the nine months ended September 30, 2024	(344)
Balance as of September 30, 2024	$—